SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [x]; Amendment Number: _1__
This Amendment (Check only one.): [x] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Zuckerman Investment Group (formerly Asset Management Investors, LLC)
Address: 155 North Wacker Drive, Suite 1700
	 Chicago, IL 60606

Form 13F File Number: 28-12893

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Daniel Zuckerman
Title: President
Phone: (312) 948-8002
Signature, Place, and Date of Signing:
/s/Daniel Zuckerman   Chicago, IL   8/25/2011

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

Report Summary:
Number of Included Managers: 1
Form 13F Information Table Entry Total: 43
form 13F Information Table Value Total: $187,108
					(thousands)

List of Other Managers Reporting for this Manager: NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co.                         COM              88579Y101      441     4650 SH       Sole                     4650
A.H. Belo Corp.                COM              001282102     1050   141100 SH       Sole                   141100
Abbott Laboratories            COM              002824100      538    10215 SH       Sole                    10215
Adams Express Co.              COM              006212104      194    17391 SH       Sole                    17391
Alamo Group Inc.               COM              011311107    13066   551321 SH       Sole                   551321
Allergan Inc                   COM              018490102      774     9300 SH       Sole                     9300
America Movil - ADR            COM              02364W105      485     9000 SH       Sole                     9000
AmerisourceBergen Corp.        COM              03073e105     8468   204535 SH       Sole                   204535
Antares Pharma Inc.            COM              036642106      830   375500 SH       Sole                   375500
Baxter International Inc.      COM              071813109      520     8717 SH       Sole                     8717
Berkshire Hathaway Class B     COM              084670702      395     5100 SH       Sole                     5100
Berkshire Hathaway Inc Cl A    COM              084670108      232        2 SH       Sole                        2
Biosante Pharmaceuticals       COM              09065V203      507   184505 SH       Sole                   184505
Capital Southwest Corp.        COM              140501107    20493   222100 SH       Sole                   222100
Coca-Cola Co.                  COM              191216100      269     4000 SH       Sole                     4000
Conocophillips                 COM              20825C104      763    10153 SH       Sole                    10153
Design Within Reach            COM              250557204       20    10156 SH       Sole                    10156
Diageo PLC Sponsored ADR       COM              25243Q205     1056    12900 SH       Sole                    12900
Dover Motorsports Inc          COM              260174107       78    41701 SH       Sole                    41701
Exxon Mobil Corp Com           COM              30231G102      530     6514 SH       Sole                     6514
Groupe Aeroplan, Inc.          COM              399453109     8600   622055 SH       Sole                   622055
Harris Corporation             COM              413875105     8395   186305 SH       Sole                   186305
Heelys Inc.                    COM              42279m107      242   106049 SH       Sole                   106049
Int'l Business Machines        COM              459200101      387     2254 SH       Sole                     2254
Johnson & Johnson              COM              478160104      416     6250 SH       Sole                     6250
McDonalds Corp.                COM              580135101     9398   111461 SH       Sole                   111461
Merck & Co Inc.                COM              58933y105     6384   180915 SH       Sole                   180915
Microsoft Corp.                COM              594918104    10964   421686 SH       Sole                   421686
Motorola Mobility Holdings     COM              620097105     3816   173146 SH       Sole                   173146
Motorola Solutions Inc         COM              620076307     8082   175546 SH       Sole                   175546
Pepsico Inc Com                COM              713448108      232     3300 SH       Sole                     3300
Petrochina Company Ltd         COM              71646E100      438     3000 SH       Sole                     3000
Pfizer Inc.                    COM              717081103      639    31039 SH       Sole                    31039
Philip Morris Intl             COM              718172109      207     3100 SH       Sole                     3100
Procter & Gamble               COM              742718109      705    11095 SH       Sole                    11095
Sara Lee Corp.                 COM              803111103    11350   597665 SH       Sole                   597665
SINA Corp.                     COM              G81477104      208     2000 SH       Sole                     2000
Speedway Motorsports           COM              847788106    12740   898432 SH       Sole                   898432
Symantec Corp.                 COM              871503108    13117   665180 SH       Sole                   665180
Tri-Continental Corp.          COM              895436103      233    15600 SH       Sole                    15600
Viad Corp.                     COM              92552R406    18141   813869 SH       Sole                   813869
Vodafone Group plc             COM              92857w209    12834   480333 SH       Sole                   480333
Wal-Mart Stores Inc.           COM              931142103     8868   166871 SH       Sole                   166871